Fair Value Measurements - Schedule of Liabilities Measured at Fair Value (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Derivative financial instruments, assets	$ 71
Current maturities on long-term debt	14,050	21,330
Long-term debt	1,627,183	1,802,644
Derivative financial instruments, liabilities		$ 1,880